Basis of Financial Statements and Summary of Significant Accounting Policies - Adjustments Condensed Consolidated Statements of Income (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Interest income:
Loans, including fees	¥ 4,596,526	¥ 4,362,986	¥ 2,993,740
Deposits in other banks	788,467	712,463	360,297
Investment securities:
Interest	657,301	572,895	402,054
Dividends	163,004	147,956	146,210
Trading account assets	1,133,561	802,479	551,372
Call loans and funds sold	35,289	31,822	19,854
Receivables under resale agreements and securities borrowing transactions	891,426	526,719	163,212
Total	8,265,574	7,157,320	4,636,739
Interest expense:
Deposits	2,838,601	2,530,190	1,178,269
Payables under repurchase agreements and securities lending transactions	1,371,417	1,078,214	479,904
Due to trust account, other short-term borrowings and trading account liabilities	448,927	404,243	191,777
Long-term debt	503,626	517,454	380,392
Total	5,177,377	4,532,397	2,234,125
Net interest income	3,088,197	2,624,923	2,402,614
Provision for (reversal of) credit losses	121,790	258,795	7,285
Net interest income after provision for credit losses	2,966,407	2,366,128	2,395,329
Non-interest income:
Fees and commissions income (Note 27)	2,185,727	1,910,665	1,704,905
Foreign exchange gains (losses)—net	153,959	(296,487)	33,739
Trading account losses—net	32,262	(703,913)	(781,310)
Investment securities gains (losses)—net	(832,533)	1,382,458	(256,941)
Equity in earnings of equity method investees—net	669,400	464,054	398,147
Losses on sales of loans including valuation adjustment for loans held for sale	41,660	(44,996)	(34,410)
Other non-interest income	320,060	163,603	90,930
Total	2,570,535	2,875,384	1,504,502
Non-interest expense:
Salaries and employee benefits	1,473,650	1,406,498	1,347,523
Occupancy expenses—net	160,032	156,885	162,923
Fees and commissions expenses	424,618	387,480	341,841
Outsourcing expenses, including data processing	325,057	320,560	352,130
Depreciation of premises and equipment	88,279	80,023	73,976
Amortization of intangible assets	295,129	288,538	274,962
Insurance premiums, including deposit insurance	98,855	92,061	78,445
Communications	64,963	59,218	58,580
Taxes and public charges	113,107	107,154	101,097
Provision for off-balance sheet credit instruments	(727)	33,289	20,159
Other non-interest expenses	533,961	416,538	439,780
Total	3,741,366	3,363,286	3,438,519
Income (loss) before income tax expense (benefit)	1,795,576	1,878,226	461,312
Income tax expense	527,938	500,657	46,751
Net income before attribution of noncontrolling interests	1,267,638	1,377,569	414,561
Net income attributable to noncontrolling interests	705	51,700	32,763
Net income attributable to Mitsubishi UFJ Financial Group	1,266,933	1,325,869	381,798
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 1,266,933	¥ 1,325,869	¥ 381,798
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)	¥ 108.71	¥ 110.69	¥ 31.00
Diluted earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)	¥ 108.18	¥ 110.39	¥ 30.68
As Previously Reported
Interest income:
Loans, including fees		¥ 4,321,102	¥ 2,973,667
Deposits in other banks		709,819	359,054
Investment securities:
Interest		572,295	401,935
Dividends		148,113	146,053
Trading account assets		802,454	551,372
Call loans and funds sold		31,823	19,854
Receivables under resale agreements and securities borrowing transactions		521,468	159,475
Total		7,107,074	4,611,410
Interest expense:
Deposits		2,515,412	1,170,155
Payables under repurchase agreements and securities lending transactions		1,078,007	479,170
Due to trust account, other short-term borrowings and trading account liabilities		401,286	188,798
Long-term debt		516,123	380,090
Total		4,513,124	2,221,996
Net interest income		2,593,950	2,389,414
Provision for (reversal of) credit losses		237,990	8,148
Net interest income after provision for credit losses		2,355,960	2,381,266
Non-interest income:
Fees and commissions income (Note 27)		1,898,974	1,701,637
Foreign exchange gains (losses)—net		(294,224)	25,232
Trading account losses—net		(699,049)	(792,098)
Investment securities gains (losses)—net		1,379,550	(254,178)
Equity in earnings of equity method investees—net		463,802	398,086
Losses on sales of loans including valuation adjustment for loans held for sale		(45,067)	(34,039)
Other non-interest income		163,597	92,828
Total		2,867,583	1,486,910
Non-interest expense:
Salaries and employee benefits		1,397,950	1,343,631
Occupancy expenses—net		156,027	162,204
Fees and commissions expenses		385,172	340,141
Outsourcing expenses, including data processing		320,851	351,323
Depreciation of premises and equipment		79,587	73,793
Amortization of intangible assets		288,558	274,380
Insurance premiums, including deposit insurance		91,005	74,334
Communications		58,608	58,375
Taxes and public charges		105,420	100,291
Provision for off-balance sheet credit instruments		32,902	20,747
Other non-interest expenses		409,827	433,632
Total		3,340,949	3,419,954
Income (loss) before income tax expense (benefit)		1,882,594	448,222
Income tax expense		501,567	41,174
Net income before attribution of noncontrolling interests		1,381,027	407,048
Net income attributable to noncontrolling interests		52,906	30,413
Net income attributable to Mitsubishi UFJ Financial Group		1,328,121	376,635
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 1,328,121	¥ 376,635
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)		¥ 110.87	¥ 30.58
Diluted earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)		¥ 110.58	¥ 30.26
Adjustments
Interest income:
Loans, including fees		¥ 41,884	¥ 20,073
Deposits in other banks		2,644	1,243
Investment securities:
Interest		600	119
Dividends		(157)	157
Trading account assets		25	0
Call loans and funds sold		(1)	0
Receivables under resale agreements and securities borrowing transactions		5,251	3,737
Total		50,246	25,329
Interest expense:
Deposits		14,778	8,114
Payables under repurchase agreements and securities lending transactions		207	734
Due to trust account, other short-term borrowings and trading account liabilities		2,957	2,979
Long-term debt		1,331	302
Total		19,273	12,129
Net interest income		30,973	13,200
Provision for (reversal of) credit losses		20,805	(863)
Net interest income after provision for credit losses		10,168	14,063
Non-interest income:
Fees and commissions income (Note 27)		11,691	3,268
Foreign exchange gains (losses)—net		(2,263)	8,507
Trading account losses—net		(4,864)	10,788
Investment securities gains (losses)—net		2,908	(2,763)
Equity in earnings of equity method investees—net		252	61
Losses on sales of loans including valuation adjustment for loans held for sale		71	(371)
Other non-interest income		6	(1,898)
Total		7,801	17,592
Non-interest expense:
Salaries and employee benefits		8,548	3,892
Occupancy expenses—net		858	719
Fees and commissions expenses		2,308	1,700
Outsourcing expenses, including data processing		(291)	807
Depreciation of premises and equipment		436	183
Amortization of intangible assets		(20)	582
Insurance premiums, including deposit insurance		1,056	4,111
Communications		610	205
Taxes and public charges		1,734	806
Provision for off-balance sheet credit instruments		387	(588)
Other non-interest expenses		6,711	6,148
Total		22,337	18,565
Income (loss) before income tax expense (benefit)		(4,368)	13,090
Income tax expense		(910)	5,577
Net income before attribution of noncontrolling interests		(3,458)	7,513
Net income attributable to noncontrolling interests		(1,206)	2,350
Net income attributable to Mitsubishi UFJ Financial Group		(2,252)	5,163
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ (2,252)	¥ 5,163
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)		¥ (0.18)	¥ 0.42
Diluted earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)		¥ (0.19)	¥ 0.42